PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property And Equpment, Net
	December 31,
	2018	2019
Cost:
Computers, manufacturing, peripheral equipment	$111,012	$120,796
Office furniture and equipment	2,201	1,925
Leasehold improvements	1,410	1,716

	114,623	124,437
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	78,317	86,892
Office furniture and equipment	1,856	1,577
Leasehold improvements	837	1,103

	81,010	89,572

Depreciated cost	$33,613	$34,865